Restructuring Charge	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charge

Note 8    Restructuring Charge

During the three months ended March 31, 2014, the Company initiated reductions in workforce to control costs while the Company pursued new financing alternatives. For the three months ended March 31, 2014, the Company recorded $93 in restructuring charges for severance and related costs, which were paid in 2014.

15.	Restructuring Charge

During 2014, the Company initiated reductions in workforce to control costs while the Company pursued new financing alternatives. During 2014, the Company recorded $175 in restructuring charges for severance and related costs, which were paid in 2014.